Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2025
Non-Controlling Interests [Abstract]
Schedule of Balance of Non-Controlling Interest

As of December 31, 2024 and 2025, the balance of non-controlling interest is as following.

Entity	As of December 31, 2024	As of December 31, 2025
	RMB	RMB	US$
LB	-	914,926	130,168
YFB	762,237	635,425	90,403
JYD RHTD	1,188,534	496,708	70,668
JNT	(156,621)	105,921	15,070
FASTFLY	15,735	13,562	1,929
EZGJ	-	(52,081)	(7,410)
HYTX	(18,457)	-	-
TYPHK	(169,385)	(174,689)	(24,853)
JYD YCKJ	(12,513,131)	(13,294,459)	(1,891,427)
Total	(10,891,088)	(11,354,687)	(1,615,452)